Convertible Preferred Stock - Additional Information (Detail) $ / shares in Units, $ in Thousands	1 Months Ended					2 Months Ended	12 Months Ended
	Feb. 28, 2015 USD ($) $ / shares shares	Jan. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Nov. 30, 2013 USD ($) $ / shares shares	Feb. 28, 2013 USD ($) $ / shares shares	Jun. 30, 2013 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) Director $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) shares	Jun. 30, 2016 shares	Jul. 31, 2015 shares	Jul. 23, 2015 shares
Convertible Preferred Stock [Line Items]
Number of convertible preferred stock converted to common stock | shares											30,381,987	30,381,987
Preferred stock conversion rate											100.00%	100.00%
Preferred stock, shares issued | shares			27,654,928				0	27,654,928		0
Preferred stock, shares outstanding | shares			27,654,928				0	27,654,928		0
Proceeds from issuance of Convertible preferred stock | $							$ 15,729	$ 4,969	$ 34,860
Accrued dividends | $						$ 1,400
Number of board of directors | Director							8
Number of members separate class of stockholders are entitled to elect | Director							7
Net proceeds from public offering | $							$ 50,000
Per annum rate for cash dividend							8.00%
Description of order of preference							Such payments were to be paid in order of preference (Series D-1, Series C, Series B-1 convertible preferred stock).
Cash dividends, percent							8.00%
Original issue price							$ 3.99
Convertible preferred stock remained outstanding, percentage							20.00%
Proceeds from conversion, per share							$ 17.55
Proceeds from conversion | $							$ 50,000
IPO
Convertible Preferred Stock [Line Items]
Public offering, per share							$ 15.25
Common Stock
Convertible Preferred Stock [Line Items]
Stock issued convertible debt | shares							30,381,987
Number of members separate class of stockholders are entitled to elect | Director							2
Series C Convertible Preferred Stock
Convertible Preferred Stock [Line Items]
Convertible preferred stock, shares issued | shares	2,564,652	162,407	2,619,951	2,564,638
Preferred stock, shares issued, price per share	$ 5.84	$ 5.84		$ 5.84			$ 5.84
Issuance of convertible preferred stock | $	$ 15,000	$ 950
Preferred stock, shares outstanding | shares			5,184,589					5,184,589
Proceeds from issuance of Convertible preferred stock | $				$ 15,000
Stock issued convertible debt | shares						1,470,485
Common stock, exchange basis						10.00%
Gain (loss) on extinguishment of Series C convertible preferred stock | $						$ 8,800
Number of members separate class of stockholders are entitled to elect | Director							1
Public offering, per share							$ 5.08
Cash dividends, percent							8.00%
Share conversion price							$ 5.84
Convertible preferred stock, liquidation preference							5.84
Series C Convertible Preferred Stock | 2014 Convertible Promissory Notes
Convertible Preferred Stock [Line Items]
Stock issued convertible debt | shares								1,739,405
Public offering, per share							$ 5.84
Series C Convertible Preferred Stock | Itochu Corporation Agreement
Convertible Preferred Stock [Line Items]
Convertible preferred stock, shares issued | shares			880,546
Preferred stock, shares issued, price per share			$ 5.84					$ 5.84
Issuance of convertible preferred stock | $			$ 5,200
Series C Convertible Preferred Stock | Common Stock
Convertible Preferred Stock [Line Items]
Stock issued convertible debt | shares						147,051			147,051
Convertible Preferred Stock
Convertible Preferred Stock [Line Items]
Preferred stock, shares issued | shares							0			0
Preferred stock, shares outstanding | shares							0			0
Series D-1 Convertible Preferred Stock
Convertible Preferred Stock [Line Items]
Convertible preferred stock, shares issued | shares					983,558
Preferred stock, shares issued, price per share					$ 5.08
Proceeds from issuance of Convertible preferred stock | $					$ 5,000
Public offering, per share							$ 5.08
Description of order of preference							Equal to the sum of $5.08 per share plus any accrued but unpaid dividends,
Cash dividends, percent							8.00%
Original issue price							$ 5.08
Series D-2 Convertible Preferred Stock
Convertible Preferred Stock [Line Items]
Convertible preferred stock, shares issued | shares						3,013,797
Preferred stock, shares issued, price per share						$ 5.08
Issuance of convertible preferred stock | $						$ 15,300
Stock issued convertible debt | shares						3,196,417
Series B Convertible Preferred Stock
Convertible Preferred Stock [Line Items]
Preferred stock, shares issued, price per share							5.08
Preferred stock, shares outstanding | shares			22,308,230					22,308,230
Gain (loss) on extinguishment of Series C convertible preferred stock | $						$ (6,900)
Public offering, per share							$ 3.99
Description of order of preference							Equal to the sum of $3.99 per share plus any declared but unpaid dividends on such shares.
Cash dividends, percent							8.00%
Convertible preferred stock, liquidation preference							$ 5.08
Series A Convertible Preferred Stock
Convertible Preferred Stock [Line Items]
Preferred stock, shares issued, price per share							$ 3.99
Preferred stock, shares outstanding | shares			162,109					162,109
Number of members separate class of stockholders are entitled to elect | Director							1
Conversion price, per share							$ 3.99
Description of order of preference							18.52 per share plus any declared but unpaid dividends on such shares.
Convertible preferred stock, liquidation preference							$ 18.52
Series B1 Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Public offering, per share							$ 3.99